COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Other operating incomes (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other operating income
Total	$ 64,915,253	$ 51,558,266	$ 67,860,053
Reversal of allowance for loan losses and assets written down
Other operating income
Total	8,428,118	6,061,546	15,763,074
Rental from safety boxes [member]
Other operating income
Total	9,250,999	5,570,523	5,875,256
Commissions from trust services [member]
Other operating income
Total	166,606	648,264	510,667
Adjustment of Various Credits [Member]
Other operating income
Total	6,265,417	5,795,206	7,082,990
Sale of fixed assets [member]
Other operating income
Total		377,118	13,083
Punitive interest [member]
Other operating income
Total	8,434,944	4,084,730	6,642,843
Others
Other operating income
Total	$ 32,369,169	$ 29,020,879	$ 31,972,140